SHORT TERM AND LONG TERM DEBT (Schedule of Principal Payments of Notes Payable and Long-Term Debt) (Details) (USD $)	Dec. 31, 2012
SHORT TERM AND LONG TERM DEBT [Abstract]
2013	$ 908,744
2014	335,166
2015	86,673
2016	37,947
2017	29,676
Thereafter	1,038,444
Total future principal payment	$ 2,436,650